SUBSEQUENT EVENT	3 Months Ended
Mar. 31, 2023
SUBSEQUENT EVENT

22. SUBSEQUENT EVENT

Subsequent to March 31, 2023, a note receivable with an original maturity date of October 21, 2022 was amended to June 30th, 2023. The parties agreed on an amended maturity date, whereby $13,533 ($10,000 USD) was paid on April 28th, 2023. The note remains non-interest bearing and secured by intellectual property.